Other financial assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Current assets [abstract]
Other receivables	¥ 158	¥ 40
Recoverable expenses	162	0
EUR stablecoins (EURC)	77	0
US dollar stablecoins (USDC)	34	22
Sub-total	430	62
Non-current assets [abstract]
Deposits and guarantee deposits	405	388
Other	69	46
Sub-total	474	433
Total	¥ 904	¥ 495